Schedule of Investments

The 3D Printing ETF

October 31, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.2%

Aerospace & Defense - 5.3%
ATI, Inc.*	945	$93,527
Carpenter Technology Corp.	320	101,088
General Electric Co.	4,101	1,267,004
Hexcel Corp.	1,235	88,179
L3Harris Technologies, Inc.	4,356	1,259,319
Moog, Inc., Class A	6,054	1,240,162
Total Aerospace & Defense		4,049,279

Air Freight & Logistics - 1.8%
United Parcel Service, Inc., Class B	14,269	1,375,817

Automobile Components - 1.7%
Cie Generale des Etablissements Michelin SCA (France)	38,924	1,242,327
Dowlais Group PLC (United Kingdom)	74,277	80,697
Total Automobile Components		1,323,024

Chemicals - 5.1%
5N Plus, Inc. (Canada)*	6,064	86,731
Arkema SA (France)	1,263	74,973
Avient Corp.	2,430	77,930
DuPont de Nemours, Inc.	951	77,649
Eastman Chemical Co.	1,245	74,102
Evonik Industries AG (Germany)	4,370	73,189
Titomic Ltd. (Australia)*	18,409,116	3,372,626
Toray Industries, Inc. (Japan)	12,517	76,843
Total Chemicals		3,914,043

Electrical Equipment - 1.9%
AMETEK, Inc.	6,836	1,381,624
SGL Carbon SE (Germany)*	20,403	72,081
Total Electrical Equipment		1,453,705

Electronic Equipment, Instruments & Components - 5.8%
Hexagon AB, Class B (Sweden)	106,936	1,311,901
Jabil, Inc.	363	80,183
Renishaw PLC (United Kingdom)	64,213	2,982,002
Total Electronic Equipment, Instruments & Components		4,374,086

Health Care Equipment & Supplies - 12.6%
Align Technology, Inc.*	9,744	1,343,503
DENTSPLY SIRONA, Inc.	365,934	4,614,428
Straumann Holding AG (Switzerland)	28,766	3,610,271
Total Health Care Equipment & Supplies		9,568,202

Household Durables - 4.1%
Nikon Corp. (Japan)	264,363	3,091,182

Industrial Conglomerates - 6.2%
3M Co.	499	83,083
Siemens AG (Germany)	16,375	4,634,648
Total Industrial Conglomerates		4,717,731

Life Sciences Tools & Services - 3.8%
BICO Group AB (Sweden)*	1,281,012	2,890,966

Machinery - 15.2%
3D Systems Corp.*	1,008,018	2,882,932
Kennametal, Inc.	3,422	75,113
Lincoln Electric Holdings, Inc.	5,248	1,230,394
OC Oerlikon Corp. AG (Switzerland)	350,960	1,251,637
Proto Labs, Inc.*	60,506	3,010,779
Sandvik AB (Sweden)	2,642	80,231
Stratasys Ltd.*	288,786	3,066,907
Total Machinery		11,597,993

Investments	Shares	Value

Metals & Mining - 2.1%
Kaiser Aluminum Corp.	15,861	$1,435,896
Materion Corp.	601	68,893
voestalpine AG (Austria)	2,097	74,640
Total Metals & Mining		1,579,429

Software - 21.0%
Autodesk, Inc.*	15,010	4,523,114
Dassault Systemes SE (France)	129,493	3,676,260
Materialise NV (Belgium)*(a)	525,636	3,364,070
PTC, Inc.*	22,467	4,460,598
Total Software		16,024,042

Technology Hardware, Storage & Peripherals - 8.3%
Eastman Kodak Co.*	11,455	72,625
HP, Inc.	115,165	3,186,615
Nano Dimension Ltd. (Israel)*(a)	1,767,903	3,058,472
Total Technology Hardware, Storage & Peripherals		6,317,712

Trading Companies & Distributors - 4.3%
Xometry, Inc., Class A*	67,097	3,266,953

Total Common Stocks
(Cost $86,926,875)		75,544,164

PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $95,832)	911	73,777

MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.94% (b)
(Cost $104,668)	104,668	104,668

Total Investments–99.4%
(Cost $87,127,375)		75,722,609
Other Assets in Excess of Liabilities–0.6%		489,529
Net Assets–100.0%		$76,212,138

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2025.

Schedule of Investments (continued)

The 3D Printing ETF

October 31, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2025, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$75,544,164	$–	$–	$75,544,164
Preferred Stock‡	73,777	–	–	73,777
Money Market Fund	104,668	–	–	104,668
Total	$75,722,609	$–	$–	$75,722,609

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.